Label	Element	Value
Administrative Class Prospectus | Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

March 26, 2020

Morgan Stanley Institutional Liquidity Funds

Supplement dated March 26, 2020 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2020

Government Securities Portfolio

The following is hereby added at the end of the following sections of the Prospectus: "Fund Summary—Prime Portfolio—Principal Risks"; "Fund Summary—ESG Money Market Portfolio—Principal Risks"; "Fund Summary—Government Portfolio—Principal Risks"; "Fund Summary—Government Securities Portfolio—Principal Risks"; "Fund Summary—Treasury Portfolio—Principal Risks"; "Fund Summary—Treasury Securities Portfolio—Principal Risks"; and "Fund Summary—Tax-Exempt Portfolio—Principal Risks":

Risk/Return [Heading]	rr_RiskReturnHeading	Government Securities Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market and Geopolitical Risk. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the value and liquidity of the Fund's investments, which may in turn impact a Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this supplement for future reference.